UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-21046

VAN ECK FUNDS, INC.
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck Funds, Inc.
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Mid Cap Value Fund
Schedule of Investments
September 30, 2007 (unaudited)

	Number
	of Shares		Value
COMMON STOCKS: 99.9%
Basic Materials: 8.1%
	2,049	Air Products & Chemicals, Inc.	$200,310
	4,342	Celanese Corp.	169,251
	4,089	FMC Corp.	212,710
	387	PPG Industries Inc.	29,238
	2,821	Rayonier, Inc.	135,521
	2,535	Sherwin-Williams Co.	166,575
	1,939	United States Steel Corp.	205,418
			1,119,023

Communications: 7.0%
	3,422	CenturyTel, Inc.	158,165
	3,055	Embarq Corp.	169,858
	1,946	Gannett Co., Inc.	85,040
	5,192	Juniper Networks, Inc. *	190,079
	19,444	Qwest Communications International, Inc. *	178,107
	5,170	VeriSign, Inc. *	174,436
			955,685

Consumer Cyclical: 12.7%
	3,657	Autoliv Inc.	218,506
	7,615	Autonation, Inc. *	134,938
	1,698	Dollar Tree Stores, Inc. *	68,837
	4,993	Family Dollar Stores, Inc.	132,614
	28,925	Ford Motor Co.	245,573
	3,362	Genuine Parts Co.	168,100
	5,869	Hasbro, Inc.	163,628
	10,362	Mattel, Inc.	243,093
	1,794	Mohawk Industries, Inc. *	145,852
	3,006	The Gap, Inc.	55,431
	1,835	W.W. Grainger, Inc. *	167,334
			1,743,906

Consumer Non-Cyclical: 7.7%
	1,447	Alberto-Culver Co.	35,871
	169	Dean Foods Co.	4,323
	2,152	H.J. Heinz Co.	99,422
	2,832	Health Net, Inc. *	153,070
	4,827	Hormel Foods Corp.	172,710
	8,829	King Pharmaceuticals, Inc. *	103,476
	2,166	Kroger Co.	61,774
	4,794	Pepsi Bottling Group, Inc.	178,193
	1,620	Safeway, Inc.	53,638
	2,633	Universal Health Services, Inc.	143,288
	697	WM Wrigley Jr. Co.	44,768
			1,050,533

Energy: 5.5%
	3,817	Frontier Oil Corp.	158,940
	6,812	Patterson-UTI Energy, Inc.	153,747
	2,349	Sunoco, Inc.	166,262
	2,396	Tesoro Corp.	110,264
	4,798	Williams Cos, Inc.	163,420
			752,633

Finance: 30.3%
	3,147	A.G. Edwards, Inc.	263,561
	2,335	Arch Capital Group Ltd. *	173,747
	4,094	Assurant, Inc.	219,029
	4,702	Axis Capital Holdings Limited	182,955
	991	BlackRock, Inc.	171,849
	2,572	CIT Group, Inc.	103,394
	3,585	Comerica Inc.	183,839
	564	Endurance Specialty Holdings Ltd.	23,434
	1,758	Everest Re Group Ltd.	193,802
	3,572	General Growth Properties, Inc.	191,531
	4,556	Hospitality Properties Trust	185,201
	10,842	Host Hotels & Resorts, Inc.	243,294
	9,513	Huntington Bancshares Inc.	161,531
	7,042	KeyCorp.	227,668
	1,111	Liberty Property Trust	44,673
	3,072	MGIC Investment Corp.	99,256
	2,144	PartnerRe Ltd.	169,355
	1,000	ProLogis	66,350
	2,884	RenaissanceRe Holdings Ltd.	188,642
	4,012	TCF Financial Corp.	105,034
	2,205	Transatlantic Holdings, Inc.	155,078
	2,823	UnionBanCal Corp.	164,891
	2,206	Vornado Realty Trust	241,226
	4,125	Weingarten Realty Investors	171,023
	2,906	XL Capital Ltd. (Class A)	230,155
			4,160,518

Exchange Traded Funds: 0.4%
	397	iShares Russell Midcap Value Index Fund	60,066

Industrial: 11.5%
	3,067	Avnet, Inc. *	122,251
	1,889	Black & Decker Corp.	157,354
	3,938	Commercial Metals Co.	124,638
	1,800	Cooper Industries Ltd.	91,962
	5,596	CSX Corp.	239,117
	1,771	Cummins, Inc.	226,493
	2,651	Eaton Corp.	262,555
	338	Energizer Holdings, Inc. *	37,467
	2,279	Parker-Hannifin Corp.	254,861
	1,095	Stanley Works	61,462
	101	Vishay Intertechnology, Inc. *	1,316
			1,579,476

Technology: 5.1%
	11641	Advanced Micro Devices, Inc. *	153,661
	6,976	Electronic Data Systems Corp.	152,356
	2,569	Lexmark International, Inc. *	106,691
	2,788	Novellus Systems, Inc. *	76,001
	12,225	Xerox Corp. *	211,981
			700,690

Utilities: 11.6%
	4,919	Alliant Energy Corp.	188,496
	6,993	Edison International	387,762
	4,037	Energen Corp.	230,593
	1,281	Mirant Corp. *	52,111
	1,556	NRG Energy, Inc. *	65,803
	4,465	OGE Energy Corp.	147,791
	3,451	Sempra Energy	200,572
	9,950	Sierra Pacific Resources	156,514
	6,414	UGI Corp.	166,636
			1,596,278

Total Investments: 99.9%
(Cost: $13,038,113)			13,718,808
Other assets less liabilities: 0.1%			16,413
NET ASSETS: 100.0%			$13,735,221

*Non-income producing

The aggregate cost of investments owned for Federal income tax purposes is $13,100,396, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation			1,563,041
Gross Unrealized Depreciation			(944,629)
Net Unrealized Appreciation			$618,412

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Directors. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds, Inc.

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds, Inc.

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds, Inc.

Date: November 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds, Inc.

Date: November 29, 2007